EQUITY BASED COMPENSATION (Tables) - Galaxy Digital Holdings, LP	9 Months Ended
Sep. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Compensation and Benefits
For the years ended December 31, 2024, 2023 and 2022, the total compensation and benefits include cash based payments and equity based payments as follows:

	Year ended
(in thousands)	December 31, 2024	December 31, 2023	December 31, 2022
Compensation and benefits excluding equity based compensation	$191,435	$136,132	$127,078
Equity based compensation (1)	74,156	83,124	89,123
Total compensation and benefits (2)	$265,591	$219,256	$216,201
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(1)Excludes Deferred Share Units related to directors which is included in General and administrative expense.
(2)Net of capitalized compensation costs related to internally generated intangible assets.

Share-Based Payment Arrangement, Expensed and Capitalized, Amount
The Company has awarded compensatory Class B Units, stock options and restricted stock to eligible officers and employees. For the years ended December 31, 2024, 2023 and 2022, equity based compensation included the following:

	Year ended
(in thousands)	December 31, 2024	December 31, 2023	December 31, 2022
Stock options	$20,475	$23,138	$27,628
Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units) (1)	54,489	60,593	61,512
Compensatory Class B Unit Awards
Profit Interest Units	53	59	720
	$75,017	$83,790	$89,860
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(1)Includes expense associated with restricted stock issued in connection with the Company’s acquisition of Vision Hill.
Schedule of Share-Based Payment Arrangement, Option, Activity
A summary of the Company’s stock option activity under the plans, including stock options with performance based conditions is set forth in the following table:

Description	Number of Options	Weighted Average Exercise Price (C$)	Weighted-Average Remaining Terms (Years)	Aggregate Intrinsic Value (in thousands)
Balance, December 31, 2021	30,413,345	$7.64	3.43	$366,012
Granted	1,565,000	19.63
Exercised	(2,627,053)	2.68
Forfeited	(1,698,749)	11.26
Balance, December 31, 2022	27,652,543	8.56	2.62	$9,594
Granted (1)	10,963,780	$6.30
Stock options replaced by replacement awards	(1,875,000)	23.08
Exercised	(5,847,020)	3.73
Forfeited	(5,485,996)	9.23
Expired / Canceled / Repurchased	(3,144,334)	14.04
Balance, December 31, 2023	22,263,973	$6.56	2.98	$76,893
Granted	2,913,051	16.66
Exercised	(3,546,327)	3.16
Forfeited	(1,521,299)	6.63
Canceled	(244,390)	11.55
Balance, December 31, 2024	19,865,008	$8.58	3.44	$230,641

Vested and expected to vest as of December 31, 2024	19,865,008	$8.58	3.44	$230,641
Options exercisable as of December 31, 2024	10,691,460	$7.37	1.66	$132,653
Vested and expected to vest as of December 31, 2023	22,263,973	$6.56	2.98	$76,893
Options exercisable as of December 31, 2023	9,712,157	$5.80	1.82	$40,427
Vested and expected to vest as of December 31, 2022	27,652,543	$8.56	2.62	$9,594
Options exercisable as of December 31, 2022	14,180,883	$4.66	2.06	$8,135
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(1)Includes stock options granted due to stock option modification.

Schedule of Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award
The fair value of the options granted was measured using the Black-Scholes option pricing model with the following weighted average inputs:

Inputs to the Black-Scholes Model	December 31, 2024	December 31, 2023	December 31, 2022
Share price	C$12.41 - C$27.45	C$4.77 - C$7.43	C$4.83 - C$20.40
Exercise price	C$10.00 - C$37.38	C$4.19 - C$8.06	C$5.39 - C$21.30
Expected term (in years)	5	5	5
Expected volatility	85% - 90%	80% - 90%	98% - 120%
Risk-free interest rate	2.8% - 3.8%	3.00% - 3.96%	2.48% - 3.00%
Dividend yield	0%	0%	0%

Schedule of Nonvested Share Activity
The following table summarizes the activity related to the compensatory Class B Units during the respective periods:

Description	Class B Units	Weighted-Average Grant Date Fair Value (C$)
Balance, December 31, 2021	14,890,203	$1.81
Granted/ Transferred	—	—
Exchanged / Redeemed	(4,097,259)	1.98
Forfeited	—
Balance, December 31, 2022	10,792,944	$1.49
Granted/ Transferred	—	—
Exchanged	—	—
Forfeited	—	—
Balance December 31, 2023	10,792,944	$1.49
Granted/ Transferred	—	—
Exchanged	(81,357)	1.65
Forfeited	—	—
Balance December 31, 2024	10,711,587	$1.49

Class B Units exercisable, December 31, 2024	10,711,587	$1.49
Class B Units exercisable, December 31, 2023	10,777,718	$1.49

Schedule of Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity
The following table summarizes the activity related to Restricted Stock during the respective periods:

Description	Number of Units	Weighted Average Grant Price (C$)
Balance, December 31, 2021	1,925,399	$11.39
Vested	(281,809)	19.11
Balance, December 31, 2022	1,643,590	$10.07
Vested	(736,782)	10.61
Forfeited	(625,000)	5.35
Balance, December 31, 2023	281,808	$19.11
Vested	(281,808)	19.11
Forfeited	—	—
Balance, December 31, 2024	—	$—

Schedule of Share-Based Payment Arrangement, Restricted Stock Unit, Activity
The following table summarizes the activity related to Restricted Share Units during the respective periods:

Description	Number of Units (1)	Weighted Average Grant Price (C$)
Balance, December 31, 2021	7,833,659	$23.32
Granted (1)	6,718,554	18.13
Exercised	(1,425,013)	22.99
Forfeited/ Cancelled	(1,664,283)	22.04
Balance, December 31, 2022	11,462,917	$20.50
Granted (1)	4,983,339	4.92
Exercised	(3,036,166)	19.20
Forfeited/ Cancelled	(2,206,466)	18.31
Balance, December 31, 2023	11,203,624	$14.36
Granted (1)	3,439,035	14.85
Exercised	(3,668,309)	15.44
Forfeited/ Cancelled	(964,777)	14.17
Balance, December 31, 2024	10,009,573	$14.15

Units vested as of December 31, 2024	4,066,372	$15.07
Units vested as of December 31, 2023	3,281,195	$18.47
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(1)Includes deferred share units granted to the directors as part of annual compensation.